GEOGRAPHIC SEGMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales	$ 2,177	$ 1,766
EBITDA	656	390
Depreciation and amortization	107	94
Additions to property, plant and equipment	253	101
Property, plant and equipment	1,421	1,262
Operating segments | North America
Disclosure of operating segments [line items]
Sales	1,747	1,361
EBITDA	627	363
Depreciation and amortization	94	80
Additions to property, plant and equipment	142	60
Property, plant and equipment	1,168	1,126
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	430	405
EBITDA	39	41
Depreciation and amortization	13	14
Additions to property, plant and equipment	111	41
Property, plant and equipment	253	136
Unallocated
Disclosure of operating segments [line items]
Sales	0	0
EBITDA	(10)	(14)
Depreciation and amortization	0	0
Additions to property, plant and equipment	0	0
Property, plant and equipment	$ 0	$ 0